CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 229,141	$ 169,740	$ 130,555
Cost of revenue	106,170	76,916	64,867
Gross profit	122,971	92,824	65,688
Operating expenses:
Research and development	55,301	36,642	25,041
Sales and marketing	70,165	41,137	36,587
General and administrative	52,903	21,853	17,935
Total operating expenses	178,369	99,632	79,563
Operating profit (loss)	(55,398)	(6,808)	(13,875)
Interest income (expense), net	591	145	53
Other income (expense), net	(122,520)	(3,609)	122
Profit (loss) before income taxes	(177,327)	(10,272)	(13,700)
Provision for (benefit from) income taxes	1,558	1,075	475
Net profit (loss)	$ (178,885)	$ (11,347)	$ (14,175)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	76,459,625
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	76,459,625
Common Class A
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	38,757,558	14,022,788	13,597,794
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	38,757,558	14,022,788	13,597,794
Common Class B
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (2.34)	$ (0.81)	$ (1.04)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	37,702,067	14,022,788	13,597,794
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	37,702,067	14,022,788	13,597,794